Preferred stock (Material Terms and Conditions Conversion of Eleventh Series Class XI Preferred Stock) (Parenthetical) (Detail) - Eleventh series class XI preferred stock	Mar. 31, 2016 ¥ / shares
Conversion during the conversion period
Class of Stock [Line Items]
Conversion price, numerator	¥ 1,000
Conversion price, denominator	282.90
Conversion on the day following the end of the conversion period
Class of Stock [Line Items]
Conversion price, numerator	1,000
Conversion price, denominator	¥ 282.90